Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,093,000.00
Previously Paid Amount	0.00
Total Fee Amount	427.14
Total Offset Amount	0.00
Net Fee	427.14
Narrative - Max Aggregate Offering Price	$ 3,093,000.00
Final Prospectus	true